Equity Transactions - Offerings (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Jul. 01, 2021 shares	Apr. 06, 2021 EquityInstruments shares	Sep. 25, 2020 EquityInstruments shares	Jul. 01, 2020 shares	Jun. 30, 2020 EquityInstruments shares	Jun. 29, 2020 USD ($)	Apr. 03, 2020 EquityInstruments shares	Feb. 05, 2020 USD ($)	Apr. 01, 2019 EquityInstruments $ / shares shares	Jan. 29, 2019 USD ($)	Dec. 31, 2021 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2020 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 26, 2019 USD ($)
Equity transactions
Repurchases of common units | $											$ 18,388	$ 2,996	$ 26,642
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $												$ 36,000
GasLog Partners LP | RCUs
Equity transactions
Number of units vested during the period | EquityInstruments		5,984	182,850		11,776		25,551		24,925		5,984	220,177
GasLog Partners LP | PCUs
Equity transactions
Number of units vested during the period | EquityInstruments		2,992	182,850		9,813		21,292		24,925		2,992	213,955
ATM Programme | GasLog Partners LP
Equity transactions
Size of ATM Programme | $														$ 250,000
Remaining authorized amount | $											$ 116,351
Common shares
Equity transactions
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $						$ 36,000
Common shares | GasLog Partners LP | GasLog Partners' Plan
Equity transactions
Number of units issued | shares		8,976	365,700		21,589		46,843		49,850
Price per unit/share (in dollars per unit/share) | $ / shares									$ 22.99
Common shares | ATM Programme | GasLog Partners LP
Equity transactions
Number of units issued | shares											3,195,401
Price per unit/share (in dollars per unit/share) | $ / shares											$ 3.19
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $											$ 9,633
Common shares | Unit repurchase programme | GasLog Partners LP
Equity transactions
Unit repurchase programme limit | $								$ 25,000		$ 25,000
Number of units repurchased | shares												191,490	1,171,572
Number of units cancelled | shares												191,490	1,171,572
Stock repurchase program, weighted average price | $ / shares												$ 5.18	$ 19.52
Repurchases of common units | $												$ 996	$ 22,890
Common shares | Conversion Of B Units | GasLog Partners LP
Equity transactions
Number of units issued | shares	415,000			415,000
Preference shares | Unit repurchase programme | GasLog Partners LP
Equity transactions
Repurchases of common units | $											$ 18,388
Partnership's Series B Preference Units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased | shares											464,429
Number of units cancelled | shares											464,429
Stock repurchase program, weighted average price | $ / shares											$ 25.00
Distribution rate											8.20%
Partnership's Series C Preference Units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Number of units repurchased | shares											269,549
Number of units cancelled | shares											269,549
Stock repurchase program, weighted average price | $ / shares											$ 25.00
Distribution rate											8.50%